Income tax - Composition of income tax (benefits)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Composition of income tax (benefits)/expense:
Current income tax expense	¥ 402		¥ 243
Deferred income tax benefit	(184)	$ (25)	(271)	¥ (918)
Total income tax (benefits)/expense	¥ 218	$ 30	¥ (28)	¥ (918)